Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$10,901,798.40	0.0436072	$-	-	$10,901,798.40
Class A-2 Notes	$410,000,000.00	1.0000000	$383,605,040.30	0.9356220	$26,394,959.70
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$1,045,231,798.40	0.8138343	$1,007,935,040.30	0.7847944	$37,296,758.10

Weighted Avg. Coupon (WAC)	3.53%		3.51%
Weighted Avg. Remaining Maturity (WARM)	52.73		51.76
Pool Receivables Balance	$1,102,629,261.58		$1,063,885,753.69
Remaining Number of Receivables	64,209		63,150

Adjusted Pool Balance	$1,064,642,243.20		$1,027,345,485.10

III. COLLECTIONS

Principal:
Principal Collections					$37,379,260.12
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$1,079,713.32
Total Principal Collections					$38,458,973.44

Interest:
Interest Collections					$3,031,559.97
Late Fees & Other Charges					$50,584.44
Interest on Repurchase Principal					$-
Total Interest Collections					$3,082,144.41

Collection Account Interest					$395.52
Reserve Account Interest					$41.37
Servicer Advances					$-

Total Collections					$41,541,554.74

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$41,541,554.74
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$41,541,554.74
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$918,857.72	$-	$918,857.72	$918,857.72
Collection Account Interest					$395.52
Late Fees & Other Charges					$50,584.44
Total due to Servicer					$969,837.68

2. Class A Noteholders Interest:
Class A-1 Notes		$1,932.04		$1,932.04
Class A-2 Notes		$194,750.00		$194,750.00
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$702,570.79		$702,570.79	$702,570.79

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$39,682,869.19

9. Regular Principal Distribution Amount:					$37,296,758.10

		Distributable Amount		Paid Amount
Class A-1 Notes				$10,901,798.40
Class A-2 Notes				$26,394,959.70
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$37,296,758.10		$37,296,758.10
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$37,296,758.10		$37,296,758.10

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,386,111.09

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$37,987,018.38
Beginning Period Amount	$37,987,018.38
Current Period Amortization	$1,446,749.79
Ending Period Required Amount	$36,540,268.59
Ending Period Amount	$36,540,268.59
Next Distribution Date Required Amount	$35,121,192.84

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	7
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.82%	1.89%	1.89%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.17%	62,627	98.98%	$1,053,034,049.05
30 - 60 Days	0.69%	434	0.85%	$9,039,465.03
61 - 90 Days	0.10%	65	0.12%	$1,316,133.11
91 + Days	0.04%	24	0.05%	$496,106.50
		63,150		$1,063,885,753.69
Total
Delinquent Receivables 61 + days past due	0.14%	89	0.17%	$1,812,239.61
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	104	0.20%	$2,192,275.49
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	144	0.27%	$3,060,142.36
Three-Month Average Delinquency Ratio	0.17%		0.21%

Repossession in Current Period		45		$976,962.87
Repossession Inventory		69		$657,824.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,364,247.77
Recoveries				$(1,079,713.32)
Net Charge-offs for Current Period				$284,534.45

Beginning Pool Balance for Current Period				$1,102,629,261.58

Net Loss Ratio				0.31%
Net Loss Ratio for 1st Preceding Collection Period				0.38%
Net Loss Ratio for 2nd Preceding Collection Period				1.04%
Three-Month Average Net Loss Ratio for Current Period				0.58%

Cumulative Net Losses for All Periods				$3,314,704.58
Cumulative Net Losses as a % of Initial Pool Balance				0.25%

Principal Balance of Extensions				$3,398,869.28
Number of Extensions				151

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